UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of July 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, JPMorgan Chase Bank N.A., J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 86.2%
	Brazil — 5.3%
144,511	Ambev S.A.	816,685
1,287	Arteris S.A.	3,567
15,929	Banco do Brasil S.A.	101,419
11,528	BB Seguridade Participacoes S.A.	108,581
27,059	BRF S.A.	565,291
3,829	CETIP S.A. - Mercados Organizados	39,632
16,320	Cielo S.A.	208,245
4,653	Cyrela Brazil Realty SA Empreendimentos e Participacoes	12,611
7,381	EDP - Energias do Brasil S.A.	28,024
8,061	Estacio Participacoes S.A.	33,196
4,400	Grupo BTG Pactual S.A.	32,898
22,748	JBS S.A.	101,650
46,824	Kroton Educacional S.A.	130,600
4,741	Localiza Rent a Car S.A.	38,909
3,919	Lojas Renner S.A.	124,245
1,683	Porto Seguro S.A.	19,165
7,639	Raia Drogasil S.A.	96,850
11,616	Souza Cruz S.A. (b)	82,270
4,202	Sul America S.A.	21,035
2,882	Transmissora Alianca de Energia Eletrica S.A.	17,508
11,576	Ultrapar Participacoes S.A.	237,068
4,829	Via Varejo S.A.	11,903

		2,831,352

	Chile — 1.1%
88,322	Aguas Andinas S.A., Class A	46,734
412,390	Banco de Chile	44,151
748	Banco de Credito e Inversiones	32,914
1,076,042	Banco Santander Chile S.A.	54,201
4,513	Cia Cervecerias Unidas S.A.	47,655
217,470	Colbun S.A.	58,054
2,767,963	Corpbanca S.A.	28,230
24,750	Empresas CMPC S.A.	65,957
607,057	Enersis S.A.	182,838

		560,734

	China — 20.8%
14,000	Agile Property Holdings Ltd.	8,065
244,000	Agricultural Bank of China Ltd., Class H	110,070
36,000	Air China Ltd., Class H	36,112
62,000	Aluminum Corp of China Ltd., Class H (a)	21,418
22,000	Angang Steel Co., Ltd., Class H	11,171
17,500	Anhui Conch Cement Co., Ltd., Class H	54,356
20,000	ANTA Sports Products Ltd.	51,266
13,500	BAIC Motor Corp. Ltd., Class H	11,902
698,000	Bank of China Ltd., Class H	381,413
79,000	Bank of Communications Co., Ltd., Class H	69,438
22,000	BBMG Corp., Class H	16,877
22,000	Beijing Capital International Airport Co., Ltd., Class H	22,649
8,000	Beijing Enterprises Holdings Ltd.	58,867
80,000	Beijing Enterprises Water Group Ltd.	59,716
44,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	14,852
111,000	Belle International Holdings Ltd.	115,403
19,800	BOE Technology Group Co., Ltd., Class A (a)	7,596
58,000	Brilliance China Automotive Holdings Ltd.	76,829
54,000	China Agri-Industries Holdings Ltd. (a)	23,514
22,000	China BlueChemical Ltd.	7,145
84,000	China Cinda Asset Management Co., Ltd., Class H	37,465
77,000	China CITIC Bank Corp., Ltd., Class H (a) (b)	54,886
66,000	China Communications Construction Co., Ltd., Class H	84,715
44,000	China Communications Services Corp., Ltd., Class H	19,922
5,500	China Conch Venture Holdings Ltd.	11,328
860,000	China Construction Bank Corp., Class H	701,559
60,000	China Dongxiang Group Co., Ltd.	15,307
34,000	China Eastern Airlines Corp., Ltd., Class H (a)	27,242
33,000	China Everbright Bank Co., Ltd., Class H	18,377
41,000	China Everbright International Ltd.	62,990
8,000	China Everbright Ltd.	19,388
34,500	China Galaxy Securities Co., Ltd., Class H	31,093
22,000	China Gas Holdings Ltd.	38,572
16,500	China Hongqiao Group Ltd.	12,242
120,000	China Huishan Dairy Holdings Co., Ltd.	36,305
9,900	China International Marine Containers Group Co., Ltd., Class H	21,001
70,000	China Life Insurance Co., Ltd., Class H	257,828
54,000	China Longyuan Power Group Corp., Ltd., Class H	61,797
11,000	China Machinery Engineering Corp., Class H	8,347
20,000	China Medical System Holdings Ltd.	26,573
45,000	China Merchants Bank Co., Ltd., Class H	116,243
18,329	China Merchants Holdings International Co., Ltd.	67,000
61,000	China Minsheng Banking Corp., Ltd., Class H	68,577
108,000	China Mobile Ltd.	1,413,807
22,000	China Molybdenum Co., Ltd., Class H	14,204
44,000	China National Building Material Co., Ltd., Class H	33,293
22,000	China Oilfield Services Ltd., Class H	26,933
38,000	China Overseas Land & Investment Ltd.	119,668
24,400	China Pacific Insurance Group Co., Ltd., Class H	102,285
396,000	China Petroleum & Chemical Corp., Class H	298,465

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
55,000	China Power International Development Ltd.	38,935
27,500	China Railway Construction Corp., Ltd., Class H	35,658
56,000	China Railway Group Ltd., Class H	47,763
22,000	China Resources Cement Holdings Ltd.	11,453
14,000	China Resources Gas Group Ltd.	42,681
22,000	China Resources Land Ltd.	61,640
40,000	China Resources Power Holdings Co., Ltd.	102,742
55,000	China Shenhua Energy Co., Ltd., Class H	104,472
66,000	China Shipping Container Lines Co., Ltd., Class H (a)	20,676
22,000	China Shipping Development Co., Ltd., Class H (b)	13,355
44,000	China South City Holdings Ltd.	12,981
38,000	China Southern Airlines Co., Ltd., Class H	37,555
22,000	China State Construction International Holdings Ltd.	34,191
11,000	China Taiping Insurance Holdings Co., Ltd. (a)	32,808
330,000	China Telecom Corp., Ltd., Class H	184,548
118,000	China Unicom Hong Kong Ltd.	165,612
13,200	China Vanke Co., Ltd., Class H	31,357
22,000	China Zhongwang Holdings Ltd.	9,393
17,900	Chongqing Changan Automobile Co., Ltd., Class B	38,007
33,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	23,599
86,000	CITIC Ltd.	154,018
11,000	CITIC Securities Co., Ltd., Class H	30,065
254,000	CNOOC Ltd.	311,693
22,292	COSCO Pacific Ltd.	29,093
55,000	Country Garden Holdings Co., Ltd.	21,554
10,200	CSG Holding Co., Ltd. (b)	9,183
82,000	CSPC Pharmaceutical Group Ltd.	75,062
66,000	Datang International Power Generation Co., Ltd., Class H	28,514
12,200	Dazhong Transportation Group Co., Ltd., Class B (b)	13,101
62,000	Dongfeng Motor Group Co., Ltd., Class H	71,319
14,000	ENN Energy Holdings Ltd.	92,909
49,000	Evergrande Real Estate Group Ltd.	32,436
11,000	Far East Horizon Ltd.	10,252
32,000	Fosun International Ltd.	67,332
44,000	Franshion Properties China Ltd.	14,234
161,000	GCL-Poly Energy Holdings Ltd. (a)	32,552
110,000	Geely Automobile Holdings Ltd.	46,186
13,000	Golden Eagle Retail Group Ltd.	16,053
240,000	GOME Electrical Appliances Holding Ltd.	41,598
27,000	Great Wall Motor Co., Ltd., Class H	89,210
11,000	Greentown China Holdings Ltd. (a)	10,847
16,200	Guangdong Electric Power Development Co., Ltd., Class B (b)	11,264
56,000	Guangdong Investment Ltd.	75,939
30,000	Guangshen Railway Co., Ltd., Class H	14,370
50,000	Guangzhou Automobile Group Co., Ltd., Class H	40,016
4,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	10,966
8,800	Guangzhou R&F Properties Co., Ltd. (a)	8,788
25,000	Haier Electronics Group Co., Ltd.	58,681
11,000	Haitian International Holdings Ltd.	22,767
27,600	Haitong Securities Co., Ltd., Class H	49,937
15,500	Hengan International Group Co., Ltd.	173,249
32,000	Huadian Power International Corp., Ltd., Class H	32,322
70,000	Huaneng Power International, Inc., Class H	84,826
44,000	Huaneng Renewables Corp., Ltd., Class H	18,679
680,000	Industrial & Commercial Bank of China Ltd., Class H	467,152
15,700	Inner Mongolia Yitai Coal Co., Ltd., Class B	16,139
22,000	Jiangsu Expressway Co., Ltd., Class H	27,447
22,000	Jiangxi Copper Co., Ltd., Class H	29,781
11,000	Kingboard Chemical Holdings Ltd.	18,440
11,718	KWG Property Holding Ltd.	8,784
22,000	Lee & Man Paper Manufacturing Ltd.	13,551
94,000	Lenovo Group Ltd.	101,881
16,500	Longfor Properties Co., Ltd.	23,561
44,000	Metallurgical Corp of China Ltd., Class H	14,684
7,700	New China Life Insurance Co., Ltd., Class H	33,094
22,000	Nine Dragons Paper Holdings Ltd.	16,230
44,000	People’s Insurance Co., Ltd., Class H	22,810
26,000	PICC Property & Casualty Co., Ltd., Class H	54,098
46,000	Ping An Insurance Group Company of China Ltd., Class H	264,710
22,000	Poly Property Group Co., Ltd.	8,308
150,000	Renhe Commercial Holdings Co., Ltd. (a)	11,622
4,400	Shanghai Bailian Group Co., Ltd., Class B	8,638
44,000	Shanghai Electric Group Co., Ltd., Class H	27,164
7,000	Shanghai Industrial Holdings Ltd.	20,583
2,400	Shanghai Jinqiao Export Co., Ltd., Class B	3,834
4,600	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B (b)	13,350
3,100	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B (b)	8,667
14,300	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	33,867
17,044	Shenzhen International Holdings Ltd.	28,261
22,000	Shenzhen Investment Ltd.	8,477
12,000	Shenzhou International Group Holdings Ltd.	63,025
11,000	Shimao Property Holdings Ltd.	19,669
22,000	Sichuan Expressway Co., Ltd., Class H	8,345
40,000	Sihuan Pharmaceutical Holdings Group Ltd.	11,831
56,000	Sino Biopharmaceutical Ltd.	64,842
22,000	Sinofert Holdings Ltd.	3,658
38,500	Sino-Ocean Land Holdings Ltd.	26,389
16,500	Sinopec Engineering Group Co., Ltd., Class H	13,505
44,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a) (b)	17,940

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
22,400	Sinopharm Group Co., Ltd., Class H	86,001
33,000	Sinotrans Ltd., Class H	20,298
16,500	SOHO China Ltd.	10,380
20,000	Sunac China Holdings Ltd.	17,881
81,200	Tencent Holdings Ltd.	1,512,808
20,000	Tianhe Chemicals Group Ltd. (a)	1,321
11,000	TravelSky Technology Ltd., Class H	13,283
18,000	Weichai Power Co., Ltd., Class H	27,002
3,300	Weifu High-Technology Group Co., Ltd., Class B	12,107
6,600	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	12,596
5,300	Yantai Changyu Pioneer Wine Co., Ltd., Class B	17,110
66,000	Yuexiu Property Co., Ltd.	13,016
16,500	Zhaojin Mining Industry Co., Ltd.	7,683
22,000	Zhejiang Expressway Co., Ltd., Class H	25,319
128,000	Zijin Mining Group Co., Ltd., Class H	34,201
20,200	Zoomlion Heavy Industry Science and Technology Co., Ltd.	10,851
13,200	ZTE Corp., Class H	29,350

		11,180,056

	Czech Republic — 0.3%
4,468	CEZ A/S	108,134
242	Komercni banka A/S	54,105

		162,239

	Egypt — 0.2%
12,213	Commercial International Bank Egypt SAE	88,073
8,522	Egyptian Financial Group-Hermes Holding Co.	11,783
9,955	Telecom Egypt Co.	10,159

		110,015

	Hungary — 0.3%
10,757	Magyar Telekom Telecommunications plc (a)	15,612
966	MOL Hungarian Oil & Gas plc	50,886
2,926	OTP Bank plc	59,964
3,550	Richter Gedeon Nyrt.	57,036

		183,498

	India — 0.1%
3,366	ICICI Bank Ltd. ADR	33,895
573	Reliance Industries Ltd. GDR	17,849

		51,744

	Indonesia — 4.7%
459,800	Adaro Energy	20,044
16,500	Astra Agro Lestari	24,472
877,900	Astra International	431,095
384,400	Bank Central Asia	372,084
292,500	Bank Mandiri Persero	205,357
232,100	Bank Negara Indonesia Persero	81,576
331,000	Bank Rakyat Indonesia Persero	244,534
14,300	Indo Tambangraya Megah	10,253
49,500	Indocement Tunggal Prakarsa (b)	73,168
53,800	Indofood CBP Sukses Makmur	48,921
201,200	Indofood Sukses Makmur	90,663
451,900	Perusahaan Gas Negara Persero	133,495
106,600	Semen Indonesia Persero (b)	79,536
28,600	Tambang Batubara Bukit Asam Persero	12,677
2,155,800	Telekomunikasi Indonesia Persero	467,855
51,500	Unilever Indonesia	152,288
56,100	United Tractors (b)	83,683
71,500	Vale Indonesia	10,335

		2,542,036

	Malaysia — 4.2%
63,800	AirAsia BHD	22,687
34,100	Alliance Financial Group BHD	37,800
55,000	AMMB Holdings BHD (b)	80,342
73,700	Gamuda BHD (b)	92,884
17,600	Hong Leong Bank BHD	62,454
59,500	IJM Corp. BHD (b)	105,952
164,500	Malayan Banking BHD (b)	395,462
55,000	MISC BHD	112,137
18,300	PPB Group BHD (b)	73,926
100,200	Public Bank BHD	497,791
22,085	RHB Capital BHD (b)	42,937
138,600	SapuraKencana Petroleum BHD	88,591
151,700	Tenaga Nasional BHD (b)	483,598
52,200	UEM Sunrise BHD	13,289
38,800	Westports Holdings BHD	40,682
242,000	YTL Corp. BHD (b)	99,976

		2,250,508

	Mexico — 4.5%
861,983	America Movil SAB de CV	838,310
9,152	Arca Continental SAB de CV	54,966
19,591	Compartamos SAB de CV	33,729
44,847	Fibra Uno Administracion SA de CV REIT (b)	107,744
5,268	Gruma SAB de CV, Class B	68,921
7,975	Grupo Aeroportuario del Pacifico SAB de CV, Class B	62,934
5,657	Grupo Aeroportuario del Sureste SAB de CV, Class B	84,572
42,287	Grupo Financiero Banorte SAB de CV, Class O	223,396
35,816	Grupo Financiero Inbursa SAB de CV, Class O	81,135
25,905	Grupo Financiero Santander Mexico SAB de CV, Class B	46,239
100,746	Grupo Mexico SAB de CV	275,180
6,061	Industrias Bachoco SAB de CV	28,965
9,143	Megacable Holdings SAB de CV	37,066
17,699	OHL Mexico SAB de CV (a)	28,977
172,757	Wal-Mart de Mexico SAB de CV	418,798

		2,390,932

	Philippines — 3.8%
74,070	Aboitiz Equity Ventures, Inc. (b)	94,754
70,600	Aboitiz Power Corp.	67,439
152,400	Alliance Global Group, Inc.	75,275
8,910	Ayala Corp.	151,980
50,900	Bank of the Philippine Islands	105,634
44,550	BDO Unibank, Inc.	97,857
143,000	DMCI Holdings, Inc.	37,197

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Philippines — continued
293,700	Energy Development Corp.	46,010
1,320	Globe Telecom, Inc.	74,467
2,035	GT Capital Holdings, Inc.	62,319
96,390	JG Summit Holdings, Inc. (b)	152,799
19,800	Jollibee Foods Corp.	82,218
12,980	Manila Electric Co.	84,795
354,000	Megaworld Corp.	36,672
39,616	Metropolitan Bank & Trust Co. (b)	76,480
90,000	Petron Corp. (b)	19,668
3,620	Philippine Long Distance Telephone Co. (b)	229,397
11,100	Semirara Mining and Power Corp., Class A	28,995
14,100	SM Investments Corp.	275,371
243,100	SM Prime Holdings, Inc. (b)	113,919
36,250	Universal Robina Corp. (b)	151,701

		2,064,947

	Poland — 1.2%
1,573	Asseco Poland S.A.	24,019
675	CCC S.A.	34,514
6,314	Enea S.A.	24,673
8,270	Energa S.A.	44,614
984	Grupa Azoty S.A. (a)	22,147
1,969	Grupa Lotos S.A. (a)	16,443
2,827	KGHM Polska Miedz S.A.	71,044
18,862	PGE Polska Grupa Energetyczna S.A.	88,615
6,578	Polski Koncern Naftowy Orlen S.A.	132,777
36,278	Polskie Gornictwo Naftowe i Gazownictwo S.A.	60,457
822	Powszechny Zaklad Ubezpieczen S.A.	94,041
30,701	Tauron Polska Energia S.A.	30,849
4,142	TVN S.A.	21,840

		666,033

	Russia — 4.1%
38,536	Alrosa AO	44,490
484	Bashneft OAO (a)	14,835
226,405	Gazprom OAO	521,484
10,143	Lukoil OAO (a)	415,945
2,783	MegaFon OAO GDR	34,509
989	MMC Norilsk Nickel OJSC (a)	150,993
25,724	Mobile Telesystems OJSC (a)	93,569
21,311	Moscow Exchange MICEX-RTS	24,288
22,984	Novatek OAO (a)	219,143
19,482	Novolipetsk Steel OAO (a)	24,983
1,595	PhosAgro OAO GDR	21,692
24,209	Rosneft OAO (a)	92,497
29,153	Rostelecom (a)	40,095
3,520,638	Rushydro JSC (a)	30,432
158,810	Sberbank (a)	185,239
3,623	Severstal (a)	40,337
154,675	Surgutneftegas (a)	84,988
29,769	Tatneft, Class S (a)	145,049

		2,184,568

	South Africa — 11.4%
2,083	African Rainbow Minerals Ltd.	11,478
693	Assore Ltd.	4,623
6,688	Attacq Ltd. (a)	11,631
8,203	AVI Ltd.	51,705
5,038	Barclays Africa Group Ltd. (b)	74,065
4,818	Barloworld Ltd.	34,182
6,607	Bidvest Group Ltd.	160,435
5,104	Brait S.A.	61,747
24,222	Capital Property Fund REIT (b)	28,147
803	Capitec Bank Holdings Ltd.	29,564
6,198	Clicks Group Ltd.	47,170
4,158	Coronation Fund Managers Ltd.	25,434
4,026	DataTec Ltd.	21,692
5,028	Discovery Ltd.	53,874
2,288	EOH Holdings Ltd.	31,170
44,175	FirstRand Ltd.	190,838
4,725	Foschini Group Ltd.	53,688
44,284	Group Ltd.	737,274
34,442	Growthpoint Properties Ltd. REIT (b)	75,370
3,820	Hyprop Investments Ltd. REIT	39,141
3,696	Imperial Holdings Ltd.	49,606
3,806	Investec Ltd.	34,466
1,188	Kumba Iron Ore Ltd.	10,163
1,606	Liberty Holdings Ltd.	18,053
25,006	Life Healthcare Group Holdings Ltd.	73,784
2,797	Massmart Holdings Ltd.	29,630
11,063	Mediclinic International Ltd.	98,431
15,950	MMI Holdings Ltd.	37,132
2,431	Mondi Ltd.	58,171
6,029	Mr Price Group Ltd.	120,066
8,811	Murray & Roberts Holdings Ltd. (a)	9,041
12,826	Nampak Ltd.	32,287
9,519	Naspers Ltd., Class N	1,326,600
3,047	Nedbank Group Ltd.	60,649
37,149	Netcare Ltd.	118,374
3,279	Pioneer Foods Ltd.	51,323
1,034	PSG Group Ltd.	16,320
59,814	Redefine Properties Ltd. REIT (b)	54,327
10,000	Remgro Ltd.	206,757
3,498	Resilient Property Income Fund Ltd.	27,768
10,373	RMB Holdings Ltd.	55,975
25,253	Sanlam Ltd.	133,413
11,033	Sappi Ltd. (a) (b)	36,229
11,239	Sasol Ltd. (b)	387,980
11,278	Shoprite Holdings Ltd.	149,660
8,352	Sibanye Gold Ltd.	10,885
4,521	SPAR Group Ltd.	70,697
17,817	Standard Bank Group Ltd.	213,967
61,265	Steinhoff International Holdings Ltd.	370,411
2,330	Sun International Ltd.	21,154
9,064	Telkom SA SOC Ltd.	44,037
4,237	Tiger Brands Ltd.	95,241
3,337	Tongaat Hulett Ltd.	32,182
11,100	Truworths International Ltd.	75,014
8,394	Vodacom Group Ltd.	97,046
22,686	Woolworths Holdings Ltd.	177,697

		6,147,764

	Taiwan — 18.1%
166,000	Advanced Semiconductor Engineering, Inc.	192,714
10,000	Advantech Co., Ltd.	67,438
66,000	Asia Cement Corp.	72,388
21,000	Asustek Computer, Inc.	189,785
241,000	AU Optronics Corp.	77,437
48,000	Capital Securities Corp.	14,733
21,000	Catcher Technology Co., Ltd.	231,510
175,000	Cathay Financial Holding Co., Ltd.	282,851
77,000	Chang Hwa Commercial Bank Ltd.	43,038
63,000	Cheng Shin Rubber Industry Co., Ltd.	121,686
11,000	Cheng Uei Precision Industry Co., Ltd.	15,387
13,000	Chicony Electronics Co., Ltd.	33,745
87,000	China Airlines Ltd. (a)	38,665
315,000	China Development Financial Holding Corp.	103,727
352,000	China Steel Corp. (b)	251,866
126,000	Chunghwa Telecom Co., Ltd.	391,759

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Taiwan — continued
121,000	Compal Electronics, Inc. (b)	81,565
331,000	CTBC Financial Holding Co., Ltd.	240,054
167,388	E.Sun Financial Holding Co., Ltd.	101,796
67,000	Eva Airways Corp. (a)	48,375
45,450	Evergreen Marine Corp. Taiwan Ltd. (b)	21,822
136,680	Far Eastern New Century Corp.	128,778
55,000	Far EasTone Telecommunications Co., Ltd.	128,739
175,725	First Financial Holding Co., Ltd.	94,736
138,000	Formosa Plastics Corp. (b)	306,103
30,000	Foxconn Technology Co., Ltd.	91,119
163,000	Fubon Financial Holding Co., Ltd.	297,381
10,000	Giant Manufacturing Co., Ltd.	84,424
1,000	Hermes Microvision, Inc.	49,873
354,000	Hon Hai Precision Industry Co., Ltd.	1,018,045
13,000	Hotai Motor Co., Ltd.	166,729
156,000	Hua Nan Financial Holdings Co., Ltd.	88,616
264,000	Innolux Corp.	91,781
68,000	Inotera Memories, Inc. (a)	41,029
88,000	Inventec Corp.	50,086
3,000	Largan Precision Co., Ltd.	304,793
57,000	Lite-On Technology Corp.	62,655
40,000	MediaTek, Inc.	420,487
223,000	Mega Financial Holding Co., Ltd.	190,579
164,000	Nan Ya Plastics Corp. (b)	334,763
10,000	Nanya Technology Corp.	10,850
16,000	Novatek Microelectronics Corp.	58,039
20,000	Oriental Union Chemical Corp.	13,162
44,000	Pegatron Corp.	123,672
88,000	Pou Chen Corp.	124,997
1,000	President Chain Store Corp.	7,273
75,000	Quanta Computer, Inc.	145,205
11,000	Realtek Semiconductor Corp.	21,637
154,000	Shin Kong Financial Holding Co., Ltd.	45,090
79,000	Siliconware Precision Industries Co., Ltd. (b)	89,706
198,000	SinoPac Financial Holdings Co., Ltd.	84,429
33,000	Synnex Technology International Corp.	39,755
187,000	Taishin Financial Holding Co., Ltd.	74,066
77,000	Taiwan Business Bank (a)	22,451
88,000	Taiwan Cement Corp.	95,270
56,000	Taiwan Mobile Co., Ltd.	185,200
371,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,621,274
66,000	Teco Electric and Machinery Co., Ltd. (b)	51,837
8,000	Transcend Information, Inc.	23,837
330,000	United Microelectronics Corp. (b)	117,955
22,000	Vanguard International Semiconductor Corp.	25,823
31,000	Wan Hai Lines Ltd.	25,971
66,000	Wistron Corp.	43,191
42,000	Yang Ming Marine Transport Corp. (a) (b)	14,450
216,000	Yuanta Financial Holding Co., Ltd.	102,654

		9,740,851

	Thailand — 3.8%
50,500	Advanced Info Service PCL NVDR	358,124
15,400	Airports of Thailand PCL NVDR	128,304
15,400	Bangkok Bank PCL NVDR	72,490
18,700	Delta Electronics Thailand PCL NVDR	42,740
11,000	Electricity Generating PCL NVDR	47,914
18,700	Glow Energy PCL NVDR	47,315
54,900	Intouch Holdings PCL NVDR	127,315
371,900	IRPC PCL NVDR	44,296
36,300	Kasikornbank PCL NVDR	183,077
108,900	Krung Thai Bank PCL NVDR	54,082
99,200	Land & Houses PCL NVDR	22,373
59,400	PTT Global Chemical PCL NVDR	104,047
31,900	PTT PCL NVDR	294,826
11,000	Siam Cement PCL NVDR	164,225
2,700	Siam City Cement PCL NVDR	28,031
48,400	Siam Commercial Bank PCL NVDR	208,655
30,800	Thai Oil PCL NVDR	42,123
92,500	Thai Union Frozen Products PCL NVDR	49,661
676,500	TMB Bank PCL NVDR	44,920

		2,064,518

	Turkey — 1.6%
29,498	Akbank	78,751
4,596	Arcelik A/S	24,215
1,716	Aselsan Elektronik Sanayi Ve Ticaret A/S	9,279
30,250	Emlak Konut Gayrimenkul Yatirim
	Ortakligi A/S REIT (b)	28,317
11,168	Enka Insaat ve Sanayi A/S	20,208
27,984	Eregli Demir ve Celik Fabrikalari	41,908
1,855	Ford Otomotiv Sanayi A/S	22,021
12,738	Haci Omer Sabanci Holding A/S	43,514
12,991	KOC Holding A/S (b)	57,618
935	Koza Altin Isletmeleri A/S	7,867
3,201	TAV Havalimanlari Holding A/S	24,318
3,175	Tofas Turk Otomobil Fabrikasi A/S	20,795
2,519	Tupras Turkiye Petrol Rafinerileri A/S (a)	65,450
14,226	Turk Hava Yollari (a) (b)	46,357
15,334	Turk Telekomunikasyon A/S	38,071
20,071	Turkcell Iletisim Hizmetleri A/S	91,860
30,197	Turkiye Garanti Bankasi A/S	89,070
9,757	Turkiye Halk Bankasi A/S	42,455
21,065	Turkiye Is Bankasi, Class C	40,963
14,393	Turkiye Sise ve Cam Fabrikalari A/S	16,257
16,390	Turkiye Vakiflar Bankasi Tao, Class D	24,668
13,574	Yapi ve Kredi Bankasi A/S	18,614

		852,576

	United Arab Emirates — 0.7%
26,693	Abu Dhabi Commercial Bank PJSC	60,018
59,419	Air Arabia	25,905
45,743	Aldar Properties PJSC	33,323
3,361	DP World Ltd.	76,463
12,639	Dubai Investments PJSC	10,003
14,272	Dubai Islamic Bank PJSC	29,078
30,287	Emaar Malls Group PJSC (a)	26,758
16,092	First Gulf Bank PJSC	67,823

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Arab Emirates — continued
15,660	Union National Bank PJSC	30,039
14,480	Union Properties PJSC	4,668

		364,078

	Total Common Stocks (Cost $50,967,979)	46,348,449

Exchange Traded Fund — 9.3%
	United States — 9.3%
161,930	iShares MSCI India ETF	5,027,927

	Total Exchange Traded Fund (Cost $4,946,385)	5,027,927

Preferred Stocks — 3.0%
	Brazil — 2.6%
58,443	Banco Bradesco S.A.	464,103
3,322	Braskem S.A.	12,079
1,078	Cia de Transmissao de Energia Eletrica Paulista	13,031
22,913	Cia Energetica de Minas Gerais	62,704
3,135	Cia Paranaense de Energia	32,047
59,419	Itau Unibanco Holding S.A.	519,403
65,232	Itausa - Investimentos Itau S.A.	158,510
10,178	Telefonica Brasil SA	134,153

		1,396,030

	Chile — 0.0% (c)
7,344	Embotelladora Andina S.A.	20,866

	Colombia — 0.1%
67,927	Grupo Aval Acciones y Valores S.A.	29,246

	Russia — 0.3%
33	AK Transneft OAO (a)	73,946
161,089	Surgutneftegas (a)	98,374

		172,320

	Total Preferred Stocks (Cost $2,117,512)	1,618,462

NUMBER OF RIGHTS
Rights — 0.0% (c)
	Taiwan — 0.0% (c)
21,384	First Financial Holding Co., Ltd., Expiring 09/15/2015 (a)	1,558

	Total Rights (Cost $—)	1,558

	Total Investments — 98.5% (Cost $58,031,876)†	52,996,396
	Assets in Excess of Other Liabilities — 1.5%	791,784

	Net Assets — 100.0%	$53,788,180

Percentages indicated are based on net assets.

Summary of Investments by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.6%
Exchange Traded Fund	9.5
Wireless Telecommunication Services	7.7
Oil, Gas & Consumable Fuels	6.0
Semiconductors & Semiconductor Equipment	5.8
Electronic Equipment & Instruments	3.5
Insurance	3.0
Internet Software & Services	2.9
Diversified Telecommunication Services	2.9
Food Products	2.8
Media	2.6
Industrial Conglomerates	2.4
Diversified Financial Services	2.3
Electric Utilities	2.3
Computers & Peripherals	2.3
Metals & Mining	2.1
Beverages	1.8
Automobiles	1.6
Chemicals	1.6
Food & Staples Retailing	1.6
Real Estate Management & Development	1.5
Construction Materials	1.3
Independent Power Producers & Energy Trader	1.2
Transportation Infrastructure	1.2
Others (each less than 1.0%)	13.5

Notes to Schedule of Portfolio Investments:

(a)		Non-income producing security
(b)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency contracts.
(c)		Amount rounds to less than 0.1%

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non-Voting Depository Receipts
REIT	—	Real Estate Investment Trust

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $38,379,390 and 71.35%, respectively.

†	At July 31, 2015, the cost of the Fund’s investments was $58,031,876,and the gross unrealized appreciation/(depreciation) were $512,299 and $(5,547,779), respectively.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

A. Valuation of Investments — The valuation of the investments are in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments :

Investments in Securities	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Brazil	$2,831,352	$—	$—	$2,831,352
Chile	560,734	—	—	560,734
China	254,346	10,912,558	13,152	11,180,056
Czech Republic	162,239	—	—	162,239
Egypt	10,159	99,856	—	110,015
Hungary	15,612	167,886	—	183,498
India	51,744	—	—	51,744
Indonesia	—	2,542,036	—	2,542,036
Malaysia	754,020	1,496,488	—	2,250,508
Mexico	2,390,932	—	—	2,390,932
Philippines	152,799	1,912,148	—	2,064,947
Poland	311,921	354,112	—	666,033
Russia	56,201	2,128,367	—	2,184,568
South Africa	467,452	5,680,312	—	6,147,764
Taiwan	256,506	9,484,345	—	9,740,851
Thailand	—	2,064,518	—	2,064,518
Turkey	190,350	662,226	—	852,576
United Arab Emirates	76,463	287,615	—	364,078

Total Common Stocks	8,542,830	37,792,467	13,152	46,348,449

Exchange Traded Fund
United States	5,027,927	—	—	5,027,927

Total Exchange Traded Fund	5,027,927	—	—	5,027,927

Preferred Stocks
Brazil	1,396,030	—	—	1,396,030
Chile	20,866	—	—	20,866
Colombia	29,246	—	—	29,246
Russia	—	172,320	—	172,320

Total Preferred Stocks	1,446,142	172,320	—	1,618,462

Rights
Taiwan	—	1,558	—	1,558

Total Rights	—	1,558	—	1,558

Total Investments in Securities	$15,016,899	$37,966,345	$13,152	$52,996,396

There were no transfers among any Levels during the period ended July 31, 2015. Transfers between levels are recognized at period end.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Australia — 9.6%
12,460	AGL Energy Ltd.	151,617
17,039	Amcor Ltd.	179,040
4,464	Ansell Ltd.	81,601
19,620	APA Group	129,817
21,517	Asciano Ltd.	127,729
2,951	ASX Ltd.	95,740
37,974	Aurizon Holdings Ltd.	146,784
6,913	BHP Billiton Ltd.	133,472
6,750	Boral Ltd.	32,698
16,850	Brambles Ltd.	133,660
4,502	Caltex Australia Ltd. (b)	113,411
1,989	Cochlear Ltd.	132,550
5,842	Crown Resorts Ltd.	58,079
3,171	CSL Ltd.	229,081
15,525	CSR Ltd.	42,364
15,699	Dexus Property Group REIT (b)	89,089
17,591	Echo Entertainment Group Ltd.	64,408
2,613	Flight Centre Travel Group Ltd.	67,878
33,625	GPT Group REIT (b)	113,026
18,090	Harvey Norman Holdings Ltd.	58,841
35,379	Incitec Pivot Ltd.	93,476
2,052	Oil Search Ltd.	11,163
2,707	Orica Ltd.	37,917
17,307	Origin Energy Ltd.	143,209
5,454	Qantas Airways Ltd. (a)	14,904
2,619	Ramsay Health Care Ltd.	127,747
4,207	Rio Tinto Ltd.	161,622
55,409	Scentre Group REIT (b)	160,015
7,335	Sonic Healthcare Ltd.	110,672
8,825	South32 Ltd. (a)	11,514
8,341	Suncorp Group Ltd.	86,829
29,484	Sydney Airport	120,728
32,508	Tabcorp Holdings Ltd.	114,858
34,128	Tatts Group Ltd.	99,112
40,656	Telstra Corp. Ltd.	192,510
24,337	Transurban Group	177,135
6,877	Wesfarmers Ltd.	212,855
7,149	Woodside Petroleum Ltd.	185,886
4,917	Woolworths Ltd.	102,582
7,537	WorleyParsons Ltd.	50,553

		4,396,172

	Austria — 0.2%
3,240	OMV AG	86,104

	Belgium — 1.0%
469	Anheuser-Busch InBev NV	56,037
2,808	Belgacom S.A.	105,851
1,179	Colruyt S.A.	57,240
659	Delhaize Group S.A.	59,666
819	Groupe Bruxelles Lambert S.A.	67,587
459	Solvay S.A.	61,406
702	UCB S.A.	54,318

		462,105

	Canada — 2.8%
1,008	Agrium, Inc.	103,124
2,650	BCE, Inc. (b)	109,072
801	Canadian National Railway Co.	49,970
963	Canadian Tire Corp., Ltd., Class A	96,009
2,360	Encana Corp.	17,937
3,298	Fortis, Inc.	94,438
4,133	Husky Energy, Inc.	75,464
2,374	Imperial Oil Ltd. (b)	87,837
2,016	Magna International, Inc.	109,536
3,861	Metro, Inc., Class A	105,068
2,700	National Bank of Canada	94,428
2,730	RioCan REIT (b)	55,921
2,863	Rogers Communications, Inc., Class B	100,392
4,194	Shaw Communications, Inc., Class B	88,988
2,576	TransCanada Corp. (b)	100,117

		1,288,301

	Denmark — 0.7%
225	Carlsberg A/S, Class B	19,603
1,218	Christian Hansen Holdings	67,305
1,125	Coloplast A/S, Class B	81,177
702	DSV A	24,029
1,269	H Lundbeck A/S (a)	30,015
11,467	TDC A/S	86,504

		308,633

	Finland — 0.9%
4,162	Fortum OYJ	73,080
4,581	Neste Oil OYJ	127,632
11,540	Nokia OYJ	81,718
1,818	Sampo OYJ, Class A	89,956
3,546	Stora Enso OYJ, Class R	33,386

		405,772

	France — 4.1%
1,332	AtoS	101,214
1,415	Capital Gemini S.A.	135,177
1,081	Casino Guichard Perrachon S.A.	80,226
263	Christian Dior S.A.	54,401
1,862	Dassault Systemes S.A.	140,410
791	Essilor International S.A.	101,311
2,298	Eutelsat Communications S.A.	70,035
548	Ingenico S.A.	71,779
2,153	Lagardere SCA	64,389
167	L’Oreal S.A.	31,214
3,622	Orange S.A.	59,583
522	Pernod Ricard S.A.	62,440
1,017	Publicis Groupe S.A.	76,913
1,279	Safran S.A.	96,834
938	Sanofi S.A.	101,108
1,306	SCOR S.A.	50,046
837	Sodexo S.A.	77,958
4,025	STMicroelectronics NV	31,431
2,680	Suez Environnement S.A.	51,365
1,350	Thales S.A.	91,230
1,645	Total S.A.	81,169
712	Valeo S.A.	94,893
1,863	Veolia Environnement S.A.	41,612
317	Vinci S.A.	20,316
3,091	Vivendi S.A.	81,221

		1,868,275

	Germany — 3.1%
541	BASF AG	46,750
749	Bayerische Motoren Werke AG	75,106
981	Beiersdorf AG	83,816
5,435	Deutsche Telekom AG	98,278
1,226	Evonik Industries AG	49,132

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
1,152	Fraport AG Frankfurt Airport Services Worldwide	75,637
1,440	Fresenius Medical Care AG & Co., KGaA	117,824
1,858	Fresenius SE & Co., KGaA	128,566
1,127	Hannover Rueck SE	119,649
612	HUGO BOSS AG	73,793
8,138	Infineon Technologies AG	91,286
594	Linde AG	112,108
1,080	Merck KGaA	109,905
1,271	SAP SE	91,313
890	Symrise AG	59,173
2,332	United Internet AG	115,260

		1,447,596

	Greece — 0.1%
5,301	Hellenic Telecommunications Organization S.A.	43,962

	Hong Kong — 4.3%
26,000	Cathay Pacific Airways Ltd.	61,453
17,000	Cheung Kong Infrastructure Holdings Ltd.	147,826
21,260	Cheung Kong Property Holdings Ltd. (a)	177,160
15,760	CK Hutchison Holdings Ltd.	233,933
15,500	CLP Holdings Ltd.	131,634
8,000	Hang Seng Bank Ltd.	163,896
70,700	Hong Kong & China Gas Co., Ltd.	144,227
5,000	Johnson Electric Holdings Ltd.	16,940
27,500	Link REIT (b)	161,675
27,000	MTR Corp., Ltd.	120,204
27,000	New World Development Co., Ltd.	32,604
126,000	PCCW Ltd.	75,402
15,000	Power Assets Holdings Ltd.	141,292
1,314,000	Semiconductor Manufacturing International Corp. (a)	118,072
9,500	Swire Pacific Ltd., Class A	121,665
54,000	Xinyi Glass Holdings Ltd.	28,316
206,000	Xinyi Solar Holdings Ltd.	88,723

		1,965,022

	Israel — 0.2%
1,341	Check Point Software Technologies Ltd. (a)	108,313

	Italy — 0.9%
43,436	Enel Green Power SpA	90,228
4,232	Eni SpA	74,063
21,501	Parmalat SpA	56,578
6,030	Pirelli & C. SpA	99,700
19,242	Terna Rete Elettrica Nazionale SpA	89,742

		410,311

	Japan — 21.4%
7,000	Ajinomoto Co., Inc.	160,982
45,000	ANA Holdings Co., Ltd.	143,293
35,000	Aozora Bank Ltd.	134,301
15,000	Asahi Kasei Corp.	113,945
2,000	Bank of Kyoto Ltd.	23,582
23,000	Bank of Yokohama Ltd. (b)	146,143
7,200	Brother Industries Ltd.	99,462
4,500	Canon, Inc.	143,978
3,500	Capcom Co., Ltd.	76,532
800	Central Japan Railway Co.	139,953
18,000	Chiba Bank Ltd.	143,423
2,800	Chubu Electric Power Co., Inc.	47,498
6,600	Chugoku Electric Power Co., Inc.	98,705
45,000	Cosmo Oil Co., Ltd.	72,875
8,000	Daicel Corp.	108,433
6,800	Daiichi Sankyo Co., Ltd.	139,245
17,000	DIC Corp.	40,004
4,000	Dowa Holdings Co., Ltd.	38,006
1,800	East Japan Railway Co.	177,565
700	Eisai Co., Ltd.	45,685
3,600	Electric Power Development Co., Ltd.	124,422
2,900	FamilyMart Co., Ltd. (b)	140,151
17,000	Fuji Electric Co., Ltd.	70,282
3,900	FUJIFILM Holdings Corp.	154,669
13,000	Fujikura Ltd. (b)	68,819
25,000	Fukuoka Financial Group, Inc.	128,484
1,400	Hikari Tsushin, Inc.	97,731
2,400	Hokkaido Electric Power Co., Inc. (a)	28,942
5,400	Hokuriku Electric Power Co.	83,011
1,600	Hoya Corp.	67,661
4,500	Idemitsu Kosan Co., Ltd.	82,714
11,300	Inpex Corp.	122,783
11,100	ITOCHU Corp.	135,884
4,600	Japan Airlines Co., Ltd.	173,554
2,700	Japan Petroleum Exploration Co., Ltd.	84,470
33,400	JX Holdings, Inc.	142,377
17,000	Kaneka Corp.	122,654
46,000	Kawasaki Kisen Kaisha Ltd.	102,694
6,900	KDDI Corp.	175,164
8,000	Keisei Electric Railway Co., Ltd.	97,521
11,400	Konica Minolta, Inc.	142,079
8,900	Kuraray Co., Ltd.	104,920
8,000	Kyowa Hakko Kirin Co., Ltd.	130,175
700	Mabuchi Motor Co., Ltd.	41,885
23,100	Marubeni Corp.	128,378
300	MEIJI Holdings Co., Ltd.	42,610
6,400	Mitsubishi Corp.	138,092
8,200	Mitsubishi Tanabe Pharma Corp.	136,528
11,000	Mitsui Mining & Smelting Co., Ltd.	27,044
1,500	Mochida Pharmaceutical Co., Ltd.	83,213
6,000	NH Foods Ltd.	145,833
7,000	Nippon Kayaku Co., Ltd.	70,910
4,400	Nippon Paper Industries Co., Ltd.	72,195
6,000	Nippon Shokubai Co., Ltd.	88,612
4,400	Nippon Telegraph & Telephone Corp.	169,456
6,300	Nippon Television Holdings, Inc.	118,661
8,100	Nipro Corp.	85,570
1,900	Nissin Foods Holdings Co., Ltd.	85,621
3,000	NTT Data Corp.	143,337
9,000	NTT DOCOMO, Inc.	190,038
35,000	Osaka Gas Co., Ltd.	139,950
1,100	Otsuka Corp.	57,735
4,300	Otsuka Holdings Co., Ltd.	154,392
26,100	Resona Holdings, Inc.	143,491
2,100	Rohm Co., Ltd.	121,419
1,300	Sankyo Co., Ltd.	49,308
500	Santen Pharmaceutical Co., Ltd.	7,356
1,000	Sawai Pharmaceutical Co., Ltd.	61,210
4,000	SCREEN Holdings Co., Ltd.	21,019
5,000	Sekisui Chemical Co., Ltd.	55,475
9,000	Sekisui House Ltd.	133,697
23,400	Seven Bank Ltd.	111,449
1,000	Shimamura Co., Ltd.	103,180
3,600	Shionogi & Co., Ltd.	143,423
12,600	Showa Shell Sekiyu	118,321
2,600	SoftBank Corp.	143,713
32,700	Sojitz Corp.	75,447
25,000	Sumitomo Osaka Cement Co., Ltd.	93,731

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
1,900	Suzuken Co., Ltd.	67,228
900	Taisho Pharmaceutical Holdings Co., Ltd.	60,390
3,000	Takeda Pharmaceutical Co., Ltd.	150,934
8,300	Tohoku Electric Power Co., Inc.	121,703
5,400	Tokyo Broadcasting System Holdings, Inc.	78,690
9,000	Tokyo Gas Co., Ltd.	48,592
11,000	TonenGeneral Sekiyu	109,982
11,000	Toppan Printing Co., Ltd.	95,590
11,000	Tosoh Corp.	57,344
3,600	Toyo Suisan Kaisha Ltd.	136,032
2,400	Toyota Industries Corp.	132,854
3,000	Toyota Motor Corp.	199,769
3,600	Tsumura & Co.	75,476
39,000	Ube Industries Ltd.	68,211
2,500	West Japan Railway Co.	179,416
4,000	Yokohama Rubber Co., Ltd.	79,109

		9,838,390

	Netherlands — 1.1%
449	Boskalis Westminster NV	21,937
1,045	Heineken Holding NV	72,413
5,067	Koninklijke Ahold NV	100,842
6,022	Reed Elsevier NV	100,225
3,070	Royal Dutch Shell plc, Class A	87,996
3,574	Wolters Kluwer NV	118,295

		501,708

	New Zealand — 0.2%
54,027	Spark New Zealand Ltd.	105,516

	Norway — 1.0%
7,433	Marine Harvest ASA	91,750
7,910	Orkla ASA	63,041
5,027	Statoil ASA	84,749
4,211	Telenor ASA	92,499
2,245	Yara International ASA	111,698

		443,737

	Portugal — 0.2%
26,379	EDP - Energias de Portugal S.A.	97,569

	Singapore — 2.5%
47,200	CapitaMall Trust REIT (b)	68,809
22,700	ComfortDelGro Corp., Ltd.	49,815
14,000	DBS Group Holdings Ltd.	206,111
261,000	Golden Agri-Resources Ltd.	59,930
108,000	Hutchison Port Holdings Trust, Class U	64,820
25,000	Keppel Corp., Ltd.	136,575
26,000	Sembcorp Industries Ltd.	67,626
9,000	Singapore Airlines Ltd.	70,406
36,000	Singapore Press Holdings Ltd.	109,681
65,000	Singapore Telecommunications Ltd.	194,130
8,000	Venture Corp., Ltd.	45,778
44,000	Wilmar International Ltd.	102,603

		1,176,284

	South Korea — 7.3%
2,636	Celltrion, Inc. (a)	174,680
235	CJ CheilJedang Corp.	82,697
532	CJ Corp.	139,318
1,160	Daum Kakao Corp.	119,674
1,468	GS Holdings Corp.	57,183
1,935	Halla Visteon Climate Control Corp.	60,095
2,320	Hankook Tire Co., Ltd.	80,550
1,578	Hanwha Chemical Corp.	27,905
634	Hyundai Mobis Co., Ltd.	115,665
2,061	Hyundai Steel Co.	102,886
6,608	Industrial Bank of Korea	78,202
1,664	Kia Motors Corp.	62,419
3,856	Korea Electric Power Corp.	166,729
2,043	Korea Gas Corp.	73,802
178	Korea Zinc Co., Ltd.	75,207
1,938	Korean Air Lines Co., Ltd. (a) (b)	58,142
4,745	KT Corp. (a)	123,983
1,668	KT&G Corp.	156,800
5,151	LG Display Co., Ltd.	97,363
1,905	LG Electronics, Inc.	66,052
11,864	LG Uplus Corp.	117,193
332	Lotte Shopping Co., Ltd.	71,547
300	NAVER Corp.	134,185
773	POSCO	128,837
192	Samsung Electronics Co., Ltd. (b)	194,795
999	Samsung Fine Chemicals Co., Ltd.	29,383
257	Samsung SDS Co., Ltd.	64,232
108	Shinsegae Co., Ltd.	19,201
643	SK C&C Co., Ltd.	168,748
543	SK Holdings Co., Ltd.	100,348
4,635	SK Hynix, Inc.	146,375
576	SK Innovation Co., Ltd. (a)	49,187
643	SK Telecom Co., Ltd.	137,997
1,647	SKC Co., Ltd.	50,250
788	S-Oil Corp.	42,362

		3,373,992

	Spain — 2.0%
45	Acciona S.A.	3,637
2,700	Acerinox S.A.	32,927
2,127	ACS Actividades de Construccion y Servicios S.A.	71,385
3,036	Enagas S.A.	85,226
4,745	Endesa S.A.	99,683
4,284	Ferrovial S.A.	104,184
3,213	Gas Natural SDG S.A.	69,736
1,908	Grifols S.A.	84,313
13,768	Iberdrola S.A.	97,109
1,098	Red Electrica Corp. S.A.	87,675
5,043	Repsol S.A.	84,755
6,443	Telefonica S.A.	98,827

		919,457

	Sweden — 2.7%
1,021	Autoliv, Inc.	107,409
5,643	Boliden AB	104,208
984	Getinge AB, Class B	24,137
2,664	Holmen AB, Class B	76,001
2,484	Investor AB, Class B (b)	95,767
9,369	Securitas AB, Class B	134,491
5,400	Skanska AB, Class B	113,720
4,320	Svenska Cellulosa AB SCA, Class B	122,923
6,291	Svenska Handelsbanken AB, Class A	96,279
1,376	Swedish Match AB	42,147
9,199	Tele2 AB, Class B	95,703
7,246	Telefonaktiebolaget LM Ericsson, Class B (b)	77,475
15,525	TeliaSonera AB	94,349

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — continued
4,728	Trelleborg AB, Class B	81,660

		1,266,269

	Switzerland — 2.2%
718	Actelion Ltd.	106,180
221	Aryzta AG (a)	11,213
742	Baloise Holding AG	94,537
4,306	Clariant AG	85,897
1,953	Garmin Ltd.	81,850
63	Givaudan S.A.	117,189
191	Kuehne & Nagel International AG	26,367
828	Lonza Group AG	120,022
1,107	Novartis AG	114,867
322	Sonova Holding AG	45,840
229	Swiss Life Holding AG	54,032
313	Swiss Prime Site AG	24,942
207	Swisscom AG	120,393

		1,003,329

	United Kingdom — 4.1%
5,942	AMEC plc	75,881
12,627	BP plc (b)	77,779
5,700	British Land Co., plc REIT (b)	74,753
9,527	BT Group plc, Class A	68,947
4,374	Bunzl plc (b)	125,202
5,281	Direct Line Insurance Group plc	30,138
1,036	easyJet plc	26,580
3,636	GlaxoSmithKline plc	79,028
3,627	Hammerson plc REIT (b)	37,233
1,949	Inmarsat plc	26,989
351	Johnson Matthey plc	15,954
5,167	Land Securities Group plc REIT (b)	104,736
1,283	Mondi plc	30,799
1,098	Next plc	136,975
1,345	Persimmon plc	42,919
11,925	Rexam plc	103,505
16,849	Sage Group plc	136,933
1,123	Severn Trent plc	38,609
5,760	Smith & Nephew plc (b)	107,053
9,395	Subsea 7 S.A. (a)	82,313
4,835	Tate & Lyle plc	41,150
26,376	Taylor Wimpey plc	79,941
929	Travis Perkins plc	32,574
6,333	United Utilities Group plc	88,095
25,352	Vodafone Group plc	96,033
7,173	William Hill plc	45,319
4,059	WPP plc	93,259

		1,898,697

	United States — 26.6%
819	Airgas, Inc.	83,554
180	Alleghany Corp. (a)	87,503
1,692	Alliant Energy Corp.	104,075
1,321	Allstate Corp.	91,083
2,542	Amdocs Ltd.	149,088
1,764	Ameren Corp.	72,465
2,611	American Water Works Co., Inc.	135,537
1,481	AmerisourceBergen Corp., Class A	156,616
7,700	Annaly Capital Management, Inc. REIT (b)	76,615
872	Anthem, Inc.	134,524
900	Ashland, Inc.	102,888
1,413	Assurant, Inc.	105,410
4,160	AT&T, Inc. (b)	144,518
1,782	AutoNation, Inc. (a)	111,090
135	AutoZone, Inc. (a)	94,627
1,935	Avery Dennison Corp.	117,745
2,034	Axis Capital Holdings Ltd.	117,077
1,044	Becton Dickinson & Co. (b)	158,845
2,304	Bemis Co., Inc.	102,689
2,577	Broadridge Financial Solutions, Inc.	139,854
225	Brown-Forman Corp., Class B	24,392
3,231	CA Technologies, Inc. (b)	94,135
513	Celanese Corp., Class A	33,817
3,440	CenturyLink, Inc.	98,384
1,850	CF Industries Holdings, Inc.	109,520
65	Chemours Co.The	710
1,320	Chevron Corp.	116,794
1,323	Church & Dwight Co., Inc.	114,214
985	Cigna Corp. (b)	141,899
1,809	Cincinnati Financial Corp.	99,875
1,539	Cintas Corp.	131,585
3,159	CMS Energy Corp. (b)	108,227
1,323	CNA Financial Corp.	52,417
263	Columbia Pipeline Group, Inc.	7,674
1,054	Commerce Bancshares, Inc.	49,633
2,079	Communications Sales & Leasing, Inc. REIT (b)	43,347
1,568	Computer Sciences Corp.	102,594
1,863	ConocoPhillips Co.	93,783
1,083	Constellation Brands Inc., Class A	129,982
459	CR Bard, Inc.	90,262
319	DaVita HealthCare Partners, Inc. (a)	25,211
1,845	DENTSPLY International Corp.	104,999
1,071	Diamond Offshore Drilling, Inc.	23,509
1,441	Dr Pepper Snapple Group, Inc.	115,597
1,206	DST Systems, Inc.	131,635
1,604	DTE Energy Co.	129,058
495	Duke Energy Corp.	36,739
630	Eastman Chemical Co.	49,392
819	Edgewell Personal Care Co.	78,386
327	EI du Pont de Nemours & Co. (b)	18,234
819	Energizer Holdings, Inc.	31,540
667	Entergy Corp. (b)	47,370
811	Everest Re Group Ltd.	148,510
2,286	Eversource Energy	113,660
1,354	Fidelity National Information Services, Inc.	88,592
2,549	Foot Locker, Inc.	179,832
18,351	Frontier Communications Corp.	86,617
717	Gannett Co., Inc.	9,070
765	Genuine Parts Co.	68,047
1,368	Harris Corp.	113,462
1,804	Hasbro, Inc.	142,047
922	Helmerich & Payne, Inc.	53,236
873	Henry Schein, Inc. (a)	129,187
1,184	Hess Corp. (b)	69,868
1,980	Hormel Foods Corp.	117,236
1,083	IAC	83,673
2,152	Intel Corp. (b)	62,300
981	International Flavors & Fragrances, Inc. (b)	113,394
1,945	Jabil Circuit, Inc.	39,386
1,270	JM Smucker Co. (The)	141,846
1,343	Johnson & Johnson (b)	134,582
317	KLA-Tencor Corp.	16,817
1,064	L-3 Communications Holdings Corp., Class 3	122,849
891	Laboratory Corp of America Holdings (a)	113,415
2,988	Leggett & Platt, Inc.	142,856
1,955	Level 3 Communications, Inc. (a)	98,728
3,888	Liberty Interactive Corp., Class A (a)	112,946
3,152	Marathon Oil Corp.	66,223

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
940	McCormick & Co., Inc.	77,089
1,404	MDU Resources Group, Inc.	27,392
1,449	Molson Coors Brewing Co., Class B	103,082
1,106	Motorola Solutions, Inc. (b)	66,537
1,782	Murphy Oil Corp.	58,432
3,096	Newell Rubbermaid, Inc.	133,995
1,914	Newfield Exploration Co. (a)	62,760
263	NiSource, Inc.	4,592
830	Northrop Grumman Corp.	143,598
5,176	NVIDIA Corp.	103,261
69	NVR, Inc. (a)	102,813
1,124	Omnicare, Inc.	108,859
1,086	PartnerRe, Inc.	147,653
2,151	Patterson Co., Inc.	107,894
4,821	Pepco Holdings, Inc.	128,624
1,638	Pinnacle West Capital Corp. (b)	101,081
1,172	PPG Industries, Inc. (b)	127,021
306	Quest Diagnostics, Inc.	22,586
1,476	Questar Corp.	32,679
1,307	Raytheon Co.	142,581
1,269	RenaissanceRe Holdings Ltd.	136,164
2,234	Republic Services, Inc., Class A	95,012
1,129	Ryder System, Inc. (b)	102,197
1,107	SBA Communications Corp., Class A (a)	133,637
1,967	SCANA Corp.	107,792
747	Scripps Networks Interactive, Inc., Class A	46,747
558	Sigma-Aldrich Corp.	77,902
2,404	Southwest Airlines Co.	87,025
19,756	Sprint Corp. (a) (b)	66,578
360	Stericycle, Inc. (a)	50,749
2,953	Synopsys, Inc. (a)	150,131
5,193	TECO Energy, Inc.	114,869
1,434	TEGNA, Inc. (b)	41,772
3,582	TELUS Corp.	122,397
741	Tesoro Corp.	72,129
2,280	Thomson Reuters Corp.	92,309
3,600	T-Mobile US, Inc. (a)	146,376
1,782	Torchmark Corp.	109,789
2,318	Total System Services, Inc.	107,138
1,111	Tyson Foods Inc., Class A	49,273
1,206	Universal Health Services, Inc., Class B	175,147
2,908	Verizon Communications, Inc. (b)	136,065
1,372	Walt Disney Co. (The) (b)	164,640
702	Waters Corp. (a)	93,710
434	Westlake Chemical Corp.	27,112
716	WestRock Co.	45,151
12,151	Windstream Holdings, Inc.	58,932
2,312	WR Berkley Corp.	128,825
1,656	Wyndham Worldwide Corp.	136,653
4,014	Xcel Energy, Inc.	139,166

1,027	Zimmer Holdings, Inc.	106,880

		12,213,892

	Total Common Stocks (Cost $45,086,898)	45,629,406

Preferred Stock — 0.1%
	Germany — 0.1%
378	Porsche Automobil Holding AG	28,490

	Total Preferred Stock (Cost $35,401)	28,490

	Total Investments — 99.3% (Cost $45,122,299)†	45,657,896
	Assets in Excess of Other Liabilities — 0.7%	316,997

	Net Assets — 100.0%	$45,974,893

Percentages indicated are based on net assets.

Summary of Investments by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.0%
Diversified Telecommunication Services	5.7
Chemicals	5.6
Electric Utilities	4.8
Pharmaceuticals	4.4
Insurance	3.8
Health Care Providers & Services	3.8
Commercial Banks	3.3
Food Products	3.2
Media	3.0
IT Services	2.9
Wireless Telecommunication Services	2.8
Road & Rail	2.6
Health Care Equipment & Supplies	2.3
Semiconductors & Semiconductor Equipment	2.2
Real Estate Investment Trusts (REITs)	2.1
Multi-Utilities	2.0
Metals & Mining	1.9
Household Durables	1.8
Auto Components	1.8
Software	1.8
Trading Companies & Distributors	1.7
Commercial Services & Supplies	1.6
Gas Utilities	1.6
Specialty Retail	1.5
Hotels, Restaurants & Leisure	1.5
Airlines	1.4
Aerospace & Defense	1.3
Real Estate Management & Development	1.3
Beverages	1.3
Electronic Equipment & Instruments	1.3
Food & Staples Retailing	1.2
Others (each less than 1.0%)	15.5

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

Notes to Schedule of Portfolio Investments:

(a)		Non-income producing security
(b)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency contracts.

REIT	—	Real Estate Investment Trust

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $31,569,288 and 68.67%, respectively.

†	At July 31, 2015, the cost of the Fund’s investments was $45,122,299, and the unrealized appreciation/(depreciation) were $3,775,123 and $(3,239,526), respectively.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

A. Valuation of Investments — The valuation of the investments are in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Investments in Securities	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$11,514	$4,384,658	$—	$4,396,172
Austria	—	86,104	—	86,104
Belgium	—	462,105	—	462,105
Canada	1,288,301	—	—	1,288,301
Denmark	—	308,633	—	308,633
Finland	—	405,772	—	405,772
France	70,035	1,798,240	—	1,868,275
Germany	—	1,447,596	—	1,447,596
Greece	—	43,962	—	43,962
Hong Kong	177,160	1,787,862	—	1,965,022
Israel	108,313	—	—	108,313
Italy	56,578	353,733	—	410,311
Japan	—	9,838,390	—	9,838,390
Netherlands	—	501,708	—	501,708
New Zealand	—	105,516	—	105,516
Norway	—	443,737	—	443,737
Portugal	—	97,569	—	97,569
Singapore	105,708	1,070,576	—	1,176,284
South Korea	257,148	3,116,844	—	3,373,992
Spain	—	919,457	—	919,457
Sweden	203,112	1,063,157	—	1,266,269
Switzerland	106,792	896,537	—	1,003,329
United Kingdom	145,886	1,752,811	—	1,898,697
United States	12,213,892	—	—	12,213,892

Total Common Stocks	14,744,439	30,884,967	—	45,629,406

Preferred Stock
Germany	—	28,490	—	28,490

Total Preferred Stock	—	28,490	—	28,490

Total Investments in Securities	$14,744,439	$30,913,457	$—	$45,657,896

There were transfers between Level 1 and Level 2 investments during the period ended July 31, 2015. Transfers from Level 2 to Level 1 in the amount of $574,330 are due to not applying the fair value factors to certain securities as of July 31, 2015. Transfers between levels are recognized at period end.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Australia — 9.2%
32,274	AGL Energy Ltd.	392,719
18,090	Ansell Ltd.	330,683
53,856	APA Group	356,343
12,247	Asciano Ltd.	72,701
24,206	Bendigo & Adelaide Bank Ltd.	232,218
18,718	BHP Billiton Ltd.	361,397
24,929	Boral Ltd.	120,757
34,495	Brambles Ltd.	273,627
11,890	Caltex Australia Ltd.	299,523
5,400	Cochlear Ltd.	359,865
6,645	CSL Ltd.	480,050
53,157	CSR Ltd.	145,054
51,769	Dexus Property Group REIT (b)	293,781
13,123	Downer EDI Ltd.	43,547
173,015	Federation Centres REIT (b)	378,655
61,047	GPT Group REIT (b)	205,202
13,431	Harvey Norman Holdings Ltd.	43,687
47,310	Healthscope Ltd.	94,500
92,394	Incitec Pivot Ltd.	244,116
19,567	Metcash Ltd.	16,396
43,294	Origin Energy Ltd.	358,242
7,686	Ramsay Health Care Ltd.	374,901
22,086	Sonic Healthcare Ltd.	333,238
30,425	South32 Ltd. (a)	39,697
80,473	Sydney Airport	329,514
102,052	Tabcorp Holdings Ltd.	360,573
88,452	Tatts Group Ltd.	256,876
84,799	Telstra Corp. Ltd.	401,532
31,158	TPG Telecom Ltd.	216,441
54,738	Transurban Group	398,406
14,900	Wesfarmers Ltd.	461,180
15,140	Woodside Petroleum Ltd.	393,665

		8,669,086

	Austria — 0.4%
7,416	OMV AG	197,082
3,227	Voestalpine AG	138,363

		335,445

	Belgium — 0.9%
8,730	Belgacom S.A.	329,088
4,932	Colruyt S.A.	239,447
1,602	Groupe Bruxelles Lambert S.A.	132,203
524	UCB S.A.	40,546
2,422	Umicore S.A.	106,026

		847,310

	Denmark — 0.9%
4,000	Christian Hansen Holdings	221,034
694	Coloplast A/S, Class B	50,077
2,006	DSV A/S	68,664
5,238	H Lundbeck A/S (a)	123,893
38,291	TDC A/S	288,858
1,692	William Demant Holding (a)	128,864

		881,390

	Finland — 1.5%
5,760	Fortum OYJ	101,138
5,166	Kesko OYJ, Class B	201,079
14,238	Neste Oil OYJ	396,687
36,483	Nokia OYJ	258,347
4,115	Orion OYJ, Class B	171,792
6,138	Sampo OYJ, Class A	303,712

		1,432,755

	France — 5.6%
4,392	AtoS	333,731
4,320	Capital Gemini S.A.	412,695
2,502	Casino Guichard Perrachon S.A.	185,685
1,446	Christian Dior S.A.	299,101
5,062	Dassault Systemes S.A.	381,716
2,381	Essilor International S.A.	304,957
5,049	Eutelsat Communications S.A.	153,876
1,945	Ingenico S.A.	254,763
7,875	Lagardere SCA	235,514
542	L’Oreal S.A.	101,307
1,298	Pernod Ricard S.A.	155,263
3,366	Publicis Groupe S.A.	254,561
3,456	Safran S.A.	261,656
2,393	Sanofi S.A.	257,944
7,817	SCOR S.A.	299,551
954	Sodexo S.A.	88,855
5,118	Thales S.A.	345,862
5,331	Total S.A.	263,047
1,224	Valeo S.A.	163,131
10,900	Vivendi S.A.	286,418
8,766	Zodiac Aerospace S.A.	261,295

		5,300,928

	Germany — 3.7%
1,398	Axel Springer AG	78,352
3,006	Beiersdorf AG	256,831
3,762	Brenntag AG	209,204
2,546	Evonik Industries AG	102,032
3,960	Fraport AG Frankfurt Airport Services Worldwide	260,002
4,428	Fresenius Medical Care AG & Co., KGaA	362,308
5,724	Fresenius SE & Co., KGaA	396,078
3,240	Hannover Rueck SE	343,977
1,764	HUGO BOSS AG	212,697
21,418	Infineon Technologies AG	240,250
1,368	Linde AG	258,187
2,770	Merck KGaA	281,887
2,504	Suedzucker AG	41,299
21,530	Telefonica Deutschland Holding AG	133,531
6,660	United Internet AG	329,173

		3,505,808

	Hong Kong — 5.0%
82,000	Cathay Pacific Airways Ltd.	193,814
42,000	Cheung Kong Infrastructure Holdings Ltd.	365,218
25,042	CK Hutchison Holdings Ltd.	371,710
47,000	CLP Holdings Ltd.	399,149
216,000	FIH Mobile Ltd.	112,835
36,000	First Pacific Co., Ltd.	28,847
190,100	Hong Kong & China Gas Co., Ltd.	387,801
68,000	Link REIT (b)	399,777
78,500	MTR Corp., Ltd.	349,481
64,000	New World Development Co., Ltd.	77,283
446,000	PCCW Ltd.	266,900

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
42,500	Power Assets Holdings Ltd.	400,327
3,417,000	Semiconductor Manufacturing
	International Corp. (a)	307,040
27,000	Swire Pacific Ltd., Class A	345,784
53,500	Techtronic Industries Co., Ltd.	188,403
26,000	Wheelock & Co., Ltd.	134,528
144,000	Xinyi Solar Holdings Ltd.	62,021
90,000	Yue Yuen Industrial Holdings Ltd.	292,558

		4,683,476

	Ireland — 0.2%
2,918	Kerry Group plc, Class A	221,740

	Italy — 1.3%
18,774	Davide Campari-Milano SpA	150,223
39,744	Enel Green Power SpA	82,559
12,691	Eni SpA	222,100
71,604	Parmalat SpA	188,419
18,792	Pirelli & C. SpA	310,708
63,801	Terna Rete Elettrica Nazionale SpA	297,560

		1,251,569

	Japan — 22.8%
16,200	Alfresa Holdings Corp.	271,306
40,000	Asahi Kasei Corp.	303,852
65,000	Bank of Yokohama Ltd. (b)	413,013
10,800	Brother Industries Ltd.	149,192
8,700	Canon, Inc.	278,358
9,000	Canon Marketing Japan, Inc. (b)	142,311
9,500	Capcom Co., Ltd.	207,730
1,700	Central Japan Railway Co.	297,401
51,000	Chiba Bank Ltd.	406,365
16,400	Chugoku Electric Power Co., Inc.	245,267
14,400	COMSYS Holdings Corp.	218,307
30,500	Daicel Corp.	413,400
80,000	DIC Corp.	188,256
8,900	Electric Power Development Co., Ltd.	307,600
7,200	FamilyMart Co., Ltd. (b)	347,962
36,000	Fuji Electric Co., Ltd.	148,833
10,600	FUJIFILM Holdings Corp.	420,382
54,000	Fujikura Ltd. (b)	285,861
46,000	Fukuoka Financial Group, Inc.	236,410
23,000	Gunma Bank Ltd.	170,924
18,000	Hachijuni Bank Ltd.	139,692
47,000	Hankyu Hanshin Holdings, Inc.	296,899
4,800	Hikari Tsushin, Inc.	335,079
12,600	Hitachi Chemical Co., Ltd.	222,806
12,600	Hitachi High-Technologies Corp.	293,682
16,200	Hokuriku Electric Power Co.	249,032
14,300	Idemitsu Kosan Co., Ltd.	262,847
30,300	Inpex Corp.	329,232
8,000	Itochu Techno-Solutions Corp.	186,784
10,200	Japan Airlines Co., Ltd.	384,836
8,000	Japan Petroleum Exploration Co., Ltd.	250,280
84,700	JX Holdings, Inc.	361,057
49,000	Kaneka Corp.	353,533
126,000	Kawasaki Kisen Kaisha Ltd.	281,293
16,500	KDDI Corp.	418,870
32,100	Konica Minolta, Inc.	400,066
16,200	Kuraray Co., Ltd.	190,978
10,000	Kyowa Hakko Kirin Co., Ltd.	162,719
7,200	Lintec Corp.	155,402
14,400	Medipal Holdings Corp.	256,392
5,400	Miraca Holdings, Inc.	248,547
21,800	Mitsubishi Tanabe Pharma Corp.	362,964
4,800	Mochida Pharmaceutical Co., Ltd.	266,282
17,000	NH Foods Ltd.	413,193
13,000	Nippo Corp.	228,678
54,000	Nippon Express Co., Ltd.	285,458
7,200	Nippon Paper Industries Co., Ltd.	118,138
8,000	Nippon Shokubai Co., Ltd.	118,149
10,500	Nippon Telegraph & Telephone Corp.	404,384
19,800	Nippon Television Holdings, Inc.	372,936
27,100	Nipro Corp.	286,290
25,200	Nisshin Seifun Group, Inc.	361,181
4,500	Nissin Foods Holdings Co., Ltd.	202,787
19,600	NTT DoCoMo, Inc.	413,861
90,000	Osaka Gas Co., Ltd.	359,870
8,900	Otsuka Holdings Co., Ltd.	319,554
66,700	Resona Holdings, Inc.	366,699
500	Sawai Pharmaceutical Co., Ltd.	30,605
23,600	Sekisui House Ltd.	350,583
30,600	Seven Bank Ltd.	145,741
8,900	Shimachu Co., Ltd.	246,690
2,900	Shimamura Co., Ltd.	299,221
1,100	Shionogi & Co., Ltd.	43,824
32,400	Showa Shell Sekiyu	304,255
14,400	SKY Perfect JSAT Holdings, Inc.	72,285
6,600	SoftBank Corp.	364,809
94,900	Sojitz Corp.	218,958
37,000	Sumitomo Osaka Cement Co., Ltd.	138,722
5,900	Suzuken Co., Ltd.	208,760
53,000	Taisei Corp.	311,454
1,500	Taisho Pharmaceutical Holdings Co., Ltd.	100,649
4,100	Tohoku Electric Power Co., Inc.	60,119
53,000	Tokyo Gas Co., Ltd.	286,154
40,000	TonenGeneral Sekiyu	399,933
10,800	Toyo Suisan Kaisha Ltd.	408,095
6,600	Toyota Industries Corp.	365,350
10,700	Tsumura & Co.	224,333
43,000	Ube Industries Ltd.	75,207
5,900	West Japan Railway Co.	423,421
5,500	Yamaha Corp.	129,447
12,500	Yokohama Rubber Co., Ltd.	247,214

		21,569,009

	Luxembourg — 0.1%
16,500	Samsonite International S.A.	53,849

	Netherlands — 2.4%
4,116	Boskalis Westminster NV	201,097
3,797	Heineken Holding NV	263,113
7,720	Koninklijke Ahold NV	153,641
3,417	NN Group NV	105,286
7,792	QIAGEN NV (a)	218,632
19,434	Reed Elsevier NV	323,441
22,967	Royal Dutch Shell plc, Class A	658,310
10,098	Wolters Kluwer NV	334,230

		2,257,750

	New Zealand — 0.5%
38,482	Fletcher Building Ltd.	201,086
148,230	Spark New Zealand Ltd.	289,496

		490,582

	Norway — 1.1%
828	DNB ASA	13,498
9,866	Marine Harvest ASA	121,783
19,872	Norsk Hydro ASA	74,107
2,574	Seadrill Ltd. (a)	23,160
14,276	Statoil ASA	240,674
9,089	Telenor	199,649

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Norway — continued
6,477	Yara International ASA	322,258

		995,129

	Portugal — 0.5%
74,394	EDP - Energias de Portugal S.A.	275,165
17,676	Galp Energia SGPS S.A.	204,429

		479,594

	Singapore — 3.3%
162,400	CapitaMall Trust REIT (b)	236,748
81,700	ComfortDelGro Corp., Ltd.	179,289
28,900	DBS Group Holdings Ltd.	425,472
851,500	Golden Agri-Resources Ltd.	195,519
324,000	Hutchison Port Holdings Trust, Class U	194,460
60,200	Keppel Corp., Ltd.	328,872
72,000	Sembcorp Industries Ltd.	187,272
28,800	Sembcorp Marine Ltd.	54,733
90,000	Singapore Press Holdings Ltd.	274,202
133,900	Singapore Telecommunications Ltd.	399,909
44,700	StarHub Ltd.	124,804
77,500	Suntec Real Estate Investment Trust REIT (b)	96,183
18,000	Venture Corp., Ltd.	103,000
120,500	Wilmar International Ltd.	280,991

		3,081,454

	South Korea — 8.3%
5,520	Celltrion, Inc. (a)	365,795
566	CJ CheilJedang Corp.	199,176
1,402	CJ Corp.	367,151
2,580	Daum Kakao Corp.	266,173
5,512	GS Holdings Corp.	214,708
859	Hyosung Corp.	104,806
940	Hyundai Department Store Co., Ltd.	118,716
5,658	Hyundai Steel Co.	282,450
19,954	Industrial Bank of Korea	236,144
6,190	Kangwon Land, Inc.	226,096
9,483	Korea Electric Power Corp.	410,035
5,992	Korea Gas Corp.	216,456
551	Korea Zinc Co., Ltd.	232,805
5,472	Korean Air Lines Co., Ltd. (a) (b)	164,167
12,562	KT Corp. (a)	328,234
4,355	KT&G Corp.	409,392
3,345	LG Corp.	166,056
12,546	LG Display Co., Ltd.	237,142
34,110	LG Uplus Corp.	336,940
922	Lotte Shopping Co., Ltd.	198,696
1,988	POSCO	331,342
562	Samsung Electronics Co., Ltd. (b)	570,181
367	Samsung SDS Co., Ltd.	91,723
350	Shinsegae Co., Ltd.	62,225
1,561	SK C&C Co., Ltd.	409,668
908	SK Holdings Co., Ltd.	167,800
11,013	SK Hynix, Inc.	347,795
16,488	SK Networks Co., Ltd.	102,200
1,664	SK Telecom Co., Ltd.	357,117
5,076	SKC Co., Ltd.	154,870
2,116	S-Oil Corp.	113,754
336	Yuhan Corp.	77,561

		7,867,374

	Spain — 2.2%
16,002	Acerinox S.A.	195,149
738	Corp. Financiera Alba S.A.	34,512
9,486	Enagas S.A.	266,289
14,545	Endesa S.A.	305,563
14,796	Ferrovial S.A.	359,829
8,760	Gas Natural SDG S.A.	190,130
41,666	Iberdrola S.A.	293,880
1,145	Red Electrica Corp. S.A.	91,428
13,120	Repsol S.A.	220,500
5,796	Telefonica S.A.	88,903

		2,046,183

	Sweden — 2.6%
16,779	Boliden AB	309,853
7,884	Holmen AB, Class B	224,922
8,568	Investor AB, Class B (b)	330,327
19,855	Securitas AB, Class B	285,016
12,451	Skanska AB, Class B	262,208
5,526	Svenska Cellulosa AB SCA, Class B	157,239
31,829	Tele2 AB, Class B	331,139
21,438	Telefonaktiebolaget LM Ericsson, Class B (b)	229,216
47,844	TeliaSonera AB	290,759
3,254	Trelleborg AB, Class B	56,202

		2,476,881

	Switzerland — 2.1%
2,277	Baloise Holding AG	290,109
11,255	Clariant AG	224,517
8,858	Coca-Cola HBC AG	184,758
452	Kuehne & Nagel International AG	62,397
1,710	Lonza Group AG	247,872
3,750	Novartis AG	389,116
925	Sonova Holding AG	131,683
630	Swiss Re AG	56,673
630	Swisscom AG	366,413

		1,953,538

	United Kingdom — 24.3%
12,205	Admiral Group plc	282,020
26,614	AMEC plc	339,868
33,915	Antofagasta plc	299,467
27,003	ARM Holdings plc	423,652
8,354	AstraZeneca plc (b)	563,965
28,531	Aviva plc	231,990
22,824	Babcock International Group plc	353,110
40,462	Barratt Developments plc (b)	400,433
7,962	Berkeley Group Holdings plc	418,130
27,629	BG Group plc	470,100
5,411	BHP Billiton plc	99,387
102,166	BP plc (b)	629,313
4,953	British American Tobacco plc	294,089
33,588	British Land Co., plc REIT (b)	440,491
69,643	BT Group plc, Class A	504,005
13,176	Bunzl plc (b)	377,151
12,767	Capita plc	259,897
5,229	Carnival plc	289,832
100,989	Centrica plc	420,033
48,798	Cobham plc	198,820
4,238	Croda International plc (b)	200,961
33,340	Drax Group plc	155,189

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
13,663	Easyjet plc	350,549
33,683	GKN plc	167,312
29,981	GlaxoSmithKline plc	651,634
39,002	Hammerson plc REIT (b)	400,378
5,520	Hikma Pharmaceuticals plc	206,209
8,138	IMI plc	134,641
9,714	Imperial Tobacco Group plc	509,756
3,953	Inchcape plc (b)	49,507
26,298	Inmarsat plc	364,170
7,693	InterContinental Hotels Group plc	323,123
50,387	Intu Properties plc REIT (b)	259,146
23,472	John Wood Group plc	228,529
7,430	Johnson Matthey plc	337,707
21,401	Land Securities Group plc REIT (b)	433,802
107,696	Legal & General Group plc	438,022
31,739	Meggitt plc	229,988
12,246	Merlin Entertainments plc	79,313
17,969	Mondi plc	431,348
35,830	National Grid plc	476,851
3,557	Next plc	443,734
5,086	Pearson plc	95,445
8,474	Pennon Group plc	107,868
12,624	Persimmon plc	402,832
17,983	Petrofac Ltd.	246,325
2,693	Reckitt Benckiser Group plc (b)	258,253
25,182	Reed Elsevier plc	439,146
42,301	Rexam plc	367,158
8,401	Rio Tinto plc	324,959
48,304	Sage Group plc	392,571
35,939	Segro plc REIT (b)	251,884
12,313	Severn Trent plc	423,326
5,846	Shire plc	519,686
13,244	Sky plc	235,442
25,168	Smith & Nephew plc (b)	467,762
21,064	Smiths Group plc	370,674
17,667	SSE plc	417,983
12,007	Subsea 7 S.A. (a)	105,197
136,444	Taylor Wimpey plc	413,541
11,072	Travis Perkins plc	388,225
30,257	Tullow Oil plc	115,696
9,719	Unilever plc	440,853
29,448	United Utilities Group plc	409,636
176,058	Vodafone Group plc	666,905
5,332	Whitbread plc (b)	431,697
10,782	WM Morrison Supermarkets plc	30,682
19,931	WPP plc	457,930

		22,949,298

	Total Common Stocks (Cost $91,259,595)	93,350,148

	Total Investments — 98.9% (Cost $91,259,595)†	93,350,148
	Assets in Excess of Other Liabilities — 1.1%	1,028,084

	Net Assets — 100.0%	$94,378,232

Percentages indicated are based on net assets.

Summary of Investments by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.2%
Pharmaceuticals	5.5
Diversified Telecommunication Services	5.3
Chemicals	4.6
Electric Utilities	3.7
Metals & Mining	3.3
Food Products	3.3
Real Estate Investment Trusts (REITs)	3.2
Media	3.0
Commercial Banks	3.0
Health Care Providers & Services	2.9
Wireless Telecommunication Services	2.9
Insurance	2.5
Household Durables	2.3
Semiconductors & Semiconductor Equipment	2.2
Gas Utilities	2.2
Hotels, Restaurants & Leisure	2.2
Road & Rail	2.1
Health Care Equipment & Supplies	1.9
Electronic Equipment & Instruments	1.8
Trading Companies & Distributors	1.8
Industrial Conglomerates	1.7
Construction & Engineering	1.7
Energy Equipment & Services	1.6
Aerospace & Defense	1.5
IT Services	1.4
Multi-Utilities	1.4
Auto Components	1.3
Commercial Services & Supplies	1.3
Tobacco	1.3
Specialty Retail	1.3
Transportation Infrastructure	1.3
Airlines	1.2
Food & Staples Retailing	1.1
Software	1.1
Water Utilities	1.0
Others (each less than 1.0%)	11.9

Notes to Schedule of Portfolio Investments:

(a)		Non-income producing security
(b)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency contracts.

REIT	—	Real Estate Investment Trust

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $93,142,695 and 98.69%, respectively.

†	At July 31, 2015, the cost of the Fund’s investments was $91,259,595,and the gross unrealized appreciation/(depreciation) were $5,875,743 and $(3,785,190), respectively.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF JULY 31, 2015 (Unaudited)

A. Valuation of Investments — The valuation of the investments are in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Investments in Securities	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$39,697	$8,629,389	$—	$8,669,086
Austria	—	335,445	—	335,445
Belgium	106,026	741,284	—	847,310
Denmark	128,864	752,526	—	881,390
Finland	—	1,432,755	—	1,432,755
France	153,876	5,147,052	—	5,300,928
Germany	—	3,505,808	—	3,505,808
Hong Kong	292,558	4,390,918	—	4,683,476
Ireland	—	221,740	—	221,740
Italy	188,419	1,063,150	—	1,251,569
Japan	—	21,569,009	—	21,569,009
Luxembourg	53,849	—	—	53,849
Netherlands	—	2,257,750	—	2,257,750
New Zealand	—	490,582	—	490,582
Norway	—	995,129	—	995,129
Portugal	—	479,594	—	479,594
Singapore	298,519	2,782,935	—	3,081,454
South Korea	577,192	7,290,182	—	7,867,374
Spain	34,512	2,011,671	—	2,046,183
Sweden	331,139	2,145,742	—	2,476,881
Switzerland	—	1,953,538	—	1,953,538
United Kingdom	1,103,669	21,845,629	—	22,949,298

Total Common Stocks	3,308,320	90,041,828	—	93,350,148

Total Investments in Securities	$3,308,320	$90,041,828	$—	$93,350,148

There were no transfers among any Levels during the period ended July 31, 2015. Transfers between levels are recognized at period end.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: September 17, 2015

By (Signature and Title)*	/s/ Paul E. Shield
Paul E. Shield
Treasurer and Principal Financial Officer